Note 10 - Commitments and Contingencies (Details Textual) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Guarantee for Service Agreement [Member]
Letters of Credit Outstanding, Amount	$ 2.6	$ 2.4